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SUPPLEMENT DATED MARCH 8, 2024 TO THE
SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus and the current Statement of Additional Information for VanEck ETF Trust (the “Trust”) regarding VanEck Egypt Index ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
On March 8, 2024, the Board of Trustees of the Trust approved the liquidation, winding down and termination of the Fund, which is expected to happen on or about March 28, 2024. Such liquidation date may be subject to change, as discussed further below.
Egypt’s restrictive foreign exchange policies have resulted in the Fund’s sustained challenges to convert its Egyptian Pound balances (the “Pound”) into other currencies, including U.S. dollars. Egyptian capital control restrictions have recently eased which should help remove the prior obstacles to converting the Pound into other currencies, and should allow the Fund to more readily repatriate the Pound into U.S. dollars. In light of the historical uncertainty surrounding the Egyptian government’s currency policies and in order to take advantage of the easing of capital control restrictions, which may be of a limited time, the Fund will seek to liquidate its holdings and convert all Pound held by the Fund to U.S. dollars in accordance with the timeline discussed below.
Accordingly, after the close of business on March 21, 2024, the Fund will no longer accept creation orders. This is also expected to be the last day of trading of shares of the Fund on the NYSE Arca, Inc. (“NYSE”). Shareholders should be aware that when the Fund commences liquidation, it will no longer pursue its stated investment objective or engage in any business activities except for the purposes of selling and converting into cash all of the assets of the Fund, paying its liabilities, and distributing its remaining proceeds or assets to shareholders (the “Liquidating Distribution”). During this period, the Fund is likely to incur higher tracking error than is typical for the Fund. Furthermore, during the time between market close on March 21, 2024 and March 28, 2024, shareholders will be unable to dispose of their shares on NYSE.
Shareholders may sell their holdings of the Fund, incurring typical transaction fees from their broker-dealer, on NYSE until market close on March 21, 2024, at which point the Fund’s shares will no longer trade on NYSE and the shares will be subsequently delisted. Shareholders who continue to hold shares of the Fund on the Fund’s liquidation date will receive a Liquidating Distribution (if any) with a value equal to their proportionate ownership interest in the Fund on that date. Such Liquidating Distribution received by a shareholder, if any, may be in an amount that is greater or less than the amount a shareholder might receive if they dispose of their shares on NYSE prior to market close on March 21, 2024. The Fund’s liquidation and payment of the Liquidating Distribution may occur prior to or later than the dates listed above.
Shareholders who receive a Liquidating Distribution generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares. Please consult your personal tax advisor about the potential tax consequences.
In view of historical uncertainty surrounding the Egyptian government’s currency policies mentioned above, the exact timing for the proposed liquidation of the Fund and the payment of the Liquidating Distribution could change. Shareholders of the Fund will be promptly notified of any such changes.

Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Egypt Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Egypt Index ETF
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
VanEck Egypt Index ETF | Special Risk Considerations Of Investing In Egyptian Issuers Member
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Risk [Text Block]	rr_RiskTextBlock
In addition, and in connection to the foregoing, the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus and Prospectus and the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Funds” section of the Fund’s Prospectus will be modified as follows:
The third paragraph of the risk factor entitled “Special Risk Considerations of Investing in Egyptian Issuers” in the “Summary Information - Principal Risks of Investing in the Funds” section of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus, as well as the sixth paragraph of the risk factor entitled “Special Risk Considerations of Investing in Egyptian Issuers” in the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Funds” section of the Fund’s Prospectus are hereby deleted and replaced by the following paragraph:
In addition, there may be limitations or delays in the convertibility or repatriation of the Egyptian Pound which would adversely affect the U.S. dollar value and/or liquidity of the Fund’s investments denominated in the Egyptian Pound, may impair the Fund’s ability to achieve its investment objective and/or may impede the Fund’s ability to satisfy redemption requests in a timely manner. Because the Fund is unable to readily convert Egyptian Pounds to U.S. dollars at the official Egyptian exchange rate, the Fund may honor requests for redemption principally by delivering Egyptian Pounds to Authorized Participants. To the extent that Authorized Participants are unwilling or unable to accept redemption proceeds in Egyptian pounds, the Fund may trade at a steep discount. For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may exacerbate the discount to net asset value at which the Fund’s shares trade, cause the Fund to experience increased transaction costs, and cause the Fund to make greater taxable distributions to shareholders of the Fund. When the Fund holds illiquid investments, its portfolio may be harder to value. Unless and until the Fund is more readily able to convert Egyptian Pounds to U.S. dollars, the Fund will not convert and invest U.S. dollars into additional exposure to Egyptian Pound-denominated investments, and will opportunistically seek to repatriate U.S. dollars to shareholders through dividends or other distributions to the extent possible. U.S. dollars received by the Fund through creations and repatriations will be used to satisfy fund expenses or will be distributed to shareholders as part of a distribution, including, if necessary, a return of capital. The Fund may, however, reposition its portfolio of Egyptian Pound and Egyptian Pound-denominated securities.
Additionally, the Fund’s Egyptian Pound balances may result in adverse tax implications for the Fund. Because a substantial portion of the holdings of the Fund are denominated in Egyptian Pounds, and in light of the fact that the Fund is presently unable to readily convert Egyptian Pounds to U.S. dollars, the Fund may be forced to borrow U.S. dollars in order to meet certain obligations of the Fund, including related to qualification as a regulated investment company (“RIC”) for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), subject to applicable limitations under the 1940 Act. Such borrowing may increase the Fund’s total expense ratio. If the Fund experiences difficulty borrowing U.S. dollars in order to meet these obligations, the Fund’s ability to qualify as a RIC may be impacted.

VanEck Egypt Index ETF | Redemption Proceeds Risk Member
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Risk [Text Block]	rr_RiskTextBlock
The following risk factor is added after the “Cash Transaction Risk” in the “Summary Information - Principal Risks of Investing in the Funds” section of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus, as well as the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Funds” section of the Fund’s Prospectus with respect to the Fund:
Redemption Proceeds Risk: Unlike most exchange-traded funds (“ETFs”), the Fund may effect a significant portion of creations and redemptions (and in certain circumstances, all creations and redemptions) by selling securities and delivering proceeds in Egyptian Pound, rather than delivering securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, these transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs. In addition, to the extent Authorized Participants receive Egyptian Pound-denominated proceeds in connection with redemptions from the Fund, they may face difficulties and incur significant costs in converting such proceeds into U.S. dollars.
Shareholders should call the Fund’s distributor, Van Eck Securities Corporation, at 1.800.826.2333 for additional information.